OTHER (GAINS) AND LOSSES (Details) - CAD ($) $ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Analysis of income and expense [abstract]
Net loss (gain) on foreign currency exchange differences	$ 3.2	$ (1.4)
Remeasurement of royalty obligations	(3.8)	(2.9)
Gain on disposal of property, plant and equipment	0.0	(6.4)
Other	9.1	(2.6)
Other (gains) and losses	$ 8.5	$ (13.3)